Derivative Financial Instruments - Net Gains and Net Losses on Foreign Currency Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Net gains [Member]
Derivative [Line Items]
Foreign currency derivatives	$ 22		$ 337
Net losses [Member]
Derivative [Line Items]
Foreign currency derivatives		$ 231